SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Mar. 31, 2026
Selling, General and Administrative Expense [Abstract]
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES [Text Block]

15. SELLING, GENERAL AND ADMINISTRATIVE EXPENSES

A summary of the Company's selling, general and administration expenses is as follows:

	Year ended March 31,
	2026	2025
	$	$
Accounting and legal	537,809	486,228
Depreciation and amortization	1,780,182	1,706,012
License fees, taxes, and insurance	1,689,725	1,522,962
Office facilities and administrative	429,504	447,826
Operating lease costs	834,421	785,241
Other expenses	483,319	329,852
Professional fees and consulting	521,287	727,510
Salaries and wages	4,496,314	4,138,075
Sales, marketing, and promotion	241,063	207,634
Share-based compensation	236,779	849,559
Shareholder communications	12,430	19,071
Travel and entertainment expense	64,000	57,314
	11,326,833	11,277,284